SUMMARY OF ACCOUNTING POLICIES - Summary of changes in stock options (Details 2) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan | Stock Options
Shares
Outstanding at beginning of year	370,339	425,600	421,200
Stock conversion		(60,861)
Granted		5,600	4,400
Exercised
Forfeited	(400)
Outstanding at end of year	369,939	370,339	425,600
Options exercisable at year-end	359,177	353,022	404,760
Weighted-average exercise price
Outstanding at beginning of year	$ 12.80	$ 11.10	$ 11.05
Stock conversion		$ 1.76
Granted		$ 8.30	$ 9.04
Exercised
Forfeited	$ 8.30
Outstanding at end of year	$ 12.80	$ 12.80	$ 11.10
Options exercisable at year-end	$ 12.91	$ 12.96	$ 11.14
Fair value of options granted during the year		$ 1.28	$ 5.30
Weighted average remaining vesting period	1 month	2 months	2 months